Income Taxes Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Oct. 24, 2014	Dec. 31, 2013
Summary of deferred tax assets and liabilities [Line Items]
Operating Loss Carryforwards					$ 423	$ 704	$ 585	$ 376
Effective Income Tax Rate Reconciliation, Percent	(600.00%)	(89.00%)	(157.00%)	(10.00%)	35.00%
Domestic Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory					$ 13		12
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences					5		12
Non current deferred tax asset - amortization					43		14
Non current deferred tax asset - Depreciation					0		0
Non current deferred tax asset - Pension					128		131
Non current deferred tax asset - Net operating losses					87		132
Non current deferred tax asset - Branch accounting future credits					26		26
Non current deferred tax asset - Reserves					13		23
Non current deferred tax asset - Deferred interest deductions					0		0
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs					10		8
Non current deferred tax asset - Other					0		0
Deferred Tax Assets, Gross					344		371
Deferred Tax Assets, Net of Valuation Allowance					101		74
Current deferred tax liability - Inventory					0		0
Non current deferred tax liability - Amortization					0		0
Non current deferred tax liability - Depreciation					101		72
Non current deferred tax liability - Other					0		2
Deferred Tax Liabilities, Gross					101		74
Deferred taxes, net					0		0
Deferred Tax Assets, Unrealized Currency Losses					19		13
Foreign Tax Authority [Member]
Summary of deferred tax assets and liabilities [Line Items]
Deferred Tax Assets, Inventory					2		5
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Compensated Absences					2		3
Non current deferred tax asset - amortization					19		14
Non current deferred tax asset - Depreciation					2		2
Non current deferred tax asset - Pension					37		40
Non current deferred tax asset - Net operating losses					103		102
Non current deferred tax asset - Branch accounting future credits					0		0
Non current deferred tax asset - Reserves					6		8
Non current deferred tax asset - Deferred interest deductions					65		61
Deferred Tax Liabilities, Deferred Expense, Deferred Financing Costs					0		0
Non current deferred tax asset - Other					2		3
Deferred Tax Assets, Gross					240		239
Deferred Tax Assets, Net of Valuation Allowance					64		52
Current deferred tax liability - Inventory					5		3
Non current deferred tax liability - Amortization					38		32
Non current deferred tax liability - Depreciation					65		54
Non current deferred tax liability - Other					16		19
Deferred Tax Liabilities, Gross					125		109
Deferred taxes, net					(61)		$ (57)
Deferred Tax Assets, Unrealized Currency Losses					$ 1				$ 2